As filed with the Securities and Exchange Commission on March 10, 2010


                                              SECURITIES ACT FILE NO. 333-164095
                                       INVESTMENT COMPANY ACT FILE NO. 811-22377


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                           --------------------------

                                    FORM N-2
                        (CHECK APPROPRIATE BOX OR BOXES)
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       [ X ] PRE-EFFECTIVE AMENDMENT NO. 2
                        [ ] POST-EFFECTIVE AMENDMENT NO._


                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                  AMENDMENT NO. 2
                           --------------------------

                   ROBECO-SAGE MULTI-STRATEGY TEI FUND, L.L.C.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                           --------------------------

                       ROBECO INVESTMENT MANAGEMENT, INC.
                                909 THIRD AVENUE
                                   32ND FLOOR
                            NEW YORK, NEW YORK 10022
                           --------------------------

                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 908-9660

                               TIMOTHY J. STEWART
                       ROBECO INVESTMENT MANAGEMENT, INC.
                                909 THIRD AVENUE
                                   32ND FLOOR
                            NEW YORK, NEW YORK 10022
                                 (212) 908-9660
                           --------------------------

                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   COPIES TO:
                             GEORGE M. SILFEN, ESQ.
                            SCHULTE ROTH & ZABEL, LLP
                                919 THIRD AVENUE
                            NEW YORK, NEW YORK 10022

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
               AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF
                           THIS REGISTRATION STATEMENT

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box [X]

It is proposed that this filing will become effective:
[X] when declared effective pursuant to Section 8(c)

If appropriate, check the following box:
[ ] This [post-effective] amendment designates a new effective date for a previously filed [post-effective amendment] [registration statement].

[ ] This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is .

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933


                                                                     PROPOSED
                                                                      MAXIMUM                    AMOUNT OF
     TITLE OF SECURITIES        AMOUNT BEING                         AGGREGATE                 REGISTRATION
       BEING REGISTERED          REGISTERED                       OFFERING AMOUNT                   FEE


 Units of Limited
   Liability Company
   Beneficiary
   Interests                    $200,000,000                       $200,000,000                $14,260.00(1)


     The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.
























--------------------
(1)  $14,260 has previously been paid.

                                EXPLANATORY NOTE

This Pre-Effective Amendment No. 2 to the Registration Statement on Form N-2 of Robeco-Sage Multi-Strategy TEI Fund, L.L.C. (the "Registration Statement") is being filed solely for the purpose of updating the consent of the Fund's independent registered public accounting firm (the "Consent"), filed as Exhibit 25(2)(n)(1) to Pre-Effective Amendment No. 1 to the Registration Statement, which was filed with the Commission on March 8, 2010. Accordingly, Parts A, B and C of Pre-Effective Amendment No. 1, with the exception of the Consent, are incorporated in their entirety by reference herein.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 10th day of March, 2010.

                                    ROBECO-SAGE MULTI-STRATEGY TEI
                                    FUND, L.L.C.

                                    ROBECO-SAGE MULTI-STRATEGY TEI
                                    MASTER FUND, L.L.C.

                                    By: /s/ TIMOTHY J. STEWART
                                       -----------------------
                                       Timothy J. Stewart
                                       Manager

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.



         SIGNATURE                      TITLE                        DATE


/s/ Timothy J. Stewart        Principal Manager, President      March 10, 2010
--------------------------    and Chief Executive Officer
Timothy J. Stewart

/s/ Charles S. Crow, III*             Manager                   March 10, 2010
--------------------------
Charles S. Crow, III

/s/ Richard B. Gross*                 Manager                   March 10, 2010
--------------------------
Richard B. Gross

/s/ David C. Reed*                    Manager                   March 10, 2010
--------------------------
David C. Reed

/s/ Matthew J. Davis*            Chief Financial Officer        March 10, 2010
--------------------------
Matthew J. Davis


* THIS REGISTRATION STATEMENT HAS BEEN SIGNED BY EACH OF THE PERSONS SO INDICATED BY THE UNDERSIGNED AS ATTORNEY IN FACT.

/S/ TIMOTHY J. STEWART
----------------------
TIMOTHY J. STEWART, ATTORNEY-IN-FACT

                                  EXHIBIT INDEX

Exhibits       Description
--------       -----------

(n)(1) Consent of Anchin, Block & Anchin LLP, independent registered public accounting firm for the Registrant.